Stock-Based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008
Summary of stock options outstanding and exercised under various stock options plans
Stock options granted ,shares	4,063,369	5,417,631	14,316,237
Stock options exercised ,shares	(8,508,107)	(5,769,586)	(1,085,328)
Stock options cancelled ,shares	(5,354,026)	(2,404,809)	(7,144,451)
Stock options outstanding at end of the period, shares	75,823,941	85,622,705	88,379,469	82,293,011
Stock options exercisable at end of the period, shares	57,039,334	57,542,065	50,538,048
Weighted average exercise price, Granted	$ 28.66	$ 23.98	$ 12.04
Weighted average exercise price, Exercised	$ 19.49	$ 19.38	$ 19.98
Weighted average exercise price, Cancelled	$ 28.44	$ 27.03	$ 28.33
Weighted average exercise price outstanding at end of the period	$ 27.60	$ 26.80	$ 26.49	$ 29.08
Weighted average exercise price, Exercisable	$ 29.14	$ 28.28	$ 27.52
Weighted average remaining contractual term outstanding, at the end of the period	5.2	5.5	6.1
Weighted average remaining contractual term, Exercisable	4.4	4.4	4.5
Aggregate intrinsic value, Outstanding	$ (42)	$ 15	$ (352)
Aggregate intrinsic value, Exercisable	$ (120)	$ (76)	$ (253)